Annual Total Returns- JPMorgan Investor Conservative Growth Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Investor Conservative Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.26%	8.68%	8.84%	5.00%	(0.92%)	5.12%	8.94%	(2.96%)	12.75%	10.69%